Inventories (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of inventories [abstract]
Summary of Inventories
As of March 31, 2026 and December 31, 2025, inventories were as follows:

	March 31,		December 31,
	2026		2025
Refined and petrochemicals products	Ps.	63,200,568	Ps.	52,481,991
Crude oil	28,257,124		24,655,124
Products in transit	26,373,449		12,326,412
Materials and products in stock	6,060,404		6,558,991
Materials in transit	277,862		2,753,785
Gas and condensate products	110,986		124,657
Total	Ps.	124,280,393	Ps.	98,900,960